Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Communication Services – 15.9%
13,870 Alphabet, Inc., Class A* $ 2,392,575
13,347 Alphabet, Inc., Class C* 2,321,844
883 Charter Communications, Inc.,
Class A* 253,527
24,088 Comcast Corp., Class A 964,243
1,625 Electronic Arts, Inc. 215,930
8,238 Meta Platforms, Inc., Class A 3,845,746
2,631 Netflix, Inc.* 1,688,102
23,375 Sirius XM Holdings, Inc. 65,918
1,037 Take-Two Interactive Software,
Inc.* 166,293
7,220 T-Mobile US, Inc. 1,263,211
2,705 Trade Desk, Inc. (The), Class A* 250,970
14,847 Warner Bros Discovery, Inc.* 122,339
13,550,698
Consumer Discretionary – 12.5%
2,652 Airbnb, Inc., Class A* 384,354
24,448 Amazon.com, Inc.* 4,313,605
203 Booking Holdings, Inc. 766,599
2,278 DoorDash, Inc., Class A* 250,831
734 Lululemon Athletica, Inc.* 229,001
1,760 Marriott International, Inc.,
Class A 406,859
308 MercadoLibre, Inc. (Brazil)* 531,479
359 O'Reilly Automotive, Inc.* 345,810
4,060 PDD Holdings, Inc. ADR
(China)* 608,107
2,046 Ross Stores, Inc. 285,949
6,889 Starbucks Corp. 552,635
11,346 Tesla, Inc.* 2,020,496
10,695,725
Consumer Staples – 6.5%
2,780 Coca-Cola Europacific Partners
PLC (United Kingdom) 204,914
2,697 Costco Wholesale Corp. 2,184,273
1,319 Dollar Tree, Inc.* 155,576
8,456 Keurig Dr Pepper, Inc. 289,618
7,392 Kraft Heinz Co. (The) 261,455
8,185 Mondelez International, Inc.,
Class A 560,918
6,330 Monster Beverage Corp.* 328,654
8,357 PepsiCo, Inc. 1,444,925
5,233 Walgreens Boots Alliance, Inc. 84,879
5,515,212
Energy – 0.5%
6,101 Baker Hughes Co. 204,262
1,085 Diamondback Energy, Inc. 216,197
420,459
Financials – 0.5%
6,517 PayPal Holdings, Inc.* 410,506
Health Care – 6.3%
3,258 Amgen, Inc. 996,459
3,544 AstraZeneca PLC ADR (United
Kingdom) 276,503
884 Biogen, Inc.* 198,847
2,344 Dexcom, Inc.* 278,397
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,776 GE HealthCare Technologies,
Inc. $ 216,528
7,573 Gilead Sciences, Inc. 486,717
505 IDEXX Laboratories, Inc.* 250,960
955 Illumina, Inc.* 99,587
2,142 Intuitive Surgical, Inc.* 861,341
2,323 Moderna, Inc.* 331,143
656 Regeneron Pharmaceuticals,
Inc.* 642,985
1,561 Vertex Pharmaceuticals, Inc.* 710,786
5,350,253
Industrials – 4.4%
2,483 Automatic Data Processing, Inc. 608,136
602 Cintas Corp. 408,138
5,862 Copart, Inc.* 311,038
11,908 CSX Corp. 401,895
3,485 Fastenal Co. 229,940
3,965 Honeywell International, Inc. 801,683
1,322 Old Dominion Freight Line, Inc. 231,681
3,182 PACCAR, Inc. 342,065
2,200 Paychex, Inc. 264,352
872 Verisk Analytics, Inc. 220,424
3,819,352
Information Technology – 50.3%
2,748 Adobe, Inc.* 1,222,201
9,822 Advanced Micro Devices, Inc.* 1,639,292
3,005 Analog Devices, Inc. 704,642
529 ANSYS, Inc.* 167,931
36,344 Apple, Inc. 6,987,134
5,050 Applied Materials, Inc. 1,086,154
525 ASML Holding NV
(Netherlands) 504,184
949 Atlassian Corp., Class A* 148,860
1,302 Autodesk, Inc.* 262,483
2,812 Broadcom, Inc. 3,735,883
1,654 Cadence Design Systems, Inc.* 473,557
816 CDW Corp. 182,474
24,615 Cisco Systems, Inc. 1,144,598
3,013 Cognizant Technology Solutions
Corp., Class A 199,310
1,364 Crowdstrike Holdings, Inc.,
Class A* 427,846
1,859 Datadog, Inc., Class A* 204,825
4,644 Fortinet, Inc.* 275,482
3,337 GLOBALFOUNDRIES, Inc.* 163,513
25,702 Intel Corp. 792,907
1,698 Intuit, Inc. 978,795
803 KLA Corp. 609,903
787 Lam Research Corp. 733,830
5,247 Marvell Technology, Inc. 361,046
3,285 Microchip Technology, Inc. 319,401
6,711 Micron Technology, Inc. 838,875
17,488 Microsoft Corp. 7,259,793
421 MongoDB, Inc.* 99,381
5,883 NVIDIA Corp. 6,449,709
1,544 NXP Semiconductors NV
(China) 420,122
2,604 ON Semiconductor Corp.* 190,196

Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
1,964 Palo Alto Networks, Inc.* $ 579,203
6,784 QUALCOMM, Inc. 1,384,275
651 Roper Technologies, Inc. 346,827
923 Synopsys, Inc.* 517,618
5,528 Texas Instruments, Inc. 1,078,015
1,271 Workday, Inc., Class A* 268,753
902 Zscaler, Inc.* 153,304
42,912,322
Materials – 1.5%
2,928 Linde PLC 1,275,202
Real Estate – 0.2%
2,466 CoStar Group, Inc.* 192,767
Utilities – 1.3%
3,192 American Electric Power Co.,
Inc. 288,078
1,911 Constellation Energy Corp. 415,165
6,088 Exelon Corp. 228,604
3,368 Xcel Energy, Inc. 186,756
1,118,603
TOTAL COMMON STOCKS
(Cost $79,615,236)
85,261,099
Shares Description Value
a
Exchange-Traded Fund – 0.9%
4,016 Invesco Nasdaq 100 ETF
(Cost $719,133)
$ 746,454
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
209,188 5.180% 209,188
(Cost $209,188)
TOTAL INVESTMENTS – 101.0%
(Cost $80,543,557)
$ 86,216,741
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(854,134)
NET ASSETS – 100.0%
$ 85,362,607
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
WRITTEN OPTIONS CONTRACTS
— At May 31, 2024, the Fund had the following written option contracts:
EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Invesco QQQ Trust Series 1 $ 446.00 07/01/2024 626 $ (27,920) $ (732,213) $ (531,944) $ (200,269)
Invesco QQQ Trust Series 1 460.00 06/24/2024 110 (5,060) (37,316) (72,242) 34,926
Invesco QQQ Trust Series 1 452.00 06/17/2024 29 (1,311) (17,460) (27,369) 9,908
Invesco QQQ Trust Series 1 442.00 06/10/2024 34 (1,503) (38,002) (26,987) (11,014)
Invesco QQQ Trust Series 1 439.00 06/10/2024 38 (1,668) (52,858) (36,775) (16,084)
Total written option contracts 837 $ (37,462) $ (877,849) $ (695,317) $ (182,533)

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 100.1%
Communication Services – 9.3%
16,693 Alphabet, Inc., Class A* $ 2,879,542
13,958 Alphabet, Inc., Class C* 2,428,134
20,342 AT&T, Inc. 370,631
286 Charter Communications, Inc.,
Class A* 82,116
11,229 Comcast Corp., Class A 449,497
664 Electronic Arts, Inc. 88,232
473 Fox Corp., Class A 16,285
374 Fox Corp., Class B 11,946
996 Interpublic Group of Cos., Inc.
(The) 31,245
392 Live Nation Entertainment, Inc.* 36,746
833 Match Group, Inc.* 25,515
6,216 Meta Platforms, Inc., Class A 2,901,815
1,212 Netflix, Inc.* 777,643
1,077 News Corp., Class A 29,284
243 News Corp., Class B 6,775
552 Omnicom Group, Inc. 51,314
1,321 Paramount Global, Class B 15,733
456 Take-Two Interactive Software,
Inc.* 73,124
1,486 T-Mobile US, Inc. 259,991
11,965 Verizon Communications, Inc. 492,360
5,196 Walt Disney Co. (The) 539,916
6,558 Warner Bros Discovery, Inc.* 54,038
11,621,882
Consumer Discretionary – 9.7%
1,213 Airbnb, Inc., Class A* 175,800
25,836 Amazon.com, Inc.* 4,558,504
802 Aptiv PLC* 66,775
45 AutoZone, Inc.* 124,647
604 Bath & Body Works, Inc. 31,372
491 Best Buy Co., Inc. 41,647
86 Booking Holdings, Inc. 324,766
673 BorgWarner, Inc. 23,999
611 Caesars Entertainment, Inc.* 21,727
485 CarMax, Inc.* 34,076
2,855 Carnival Corp.* 43,053
68 Chipotle Mexican Grill, Inc.* 212,807
863 D.R. Horton, Inc. 127,551
329 Darden Restaurants, Inc. 49,478
64 Deckers Outdoor Corp.* 70,011
95 Domino's Pizza, Inc. 48,315
1,422 eBay, Inc. 77,101
377 Etsy, Inc.* 23,928
378 Expedia Group, Inc.* 42,661
11,154 Ford Motor Co. 135,298
436 Garmin Ltd. 71,439
3,282 General Motors Co. 147,657
385 Genuine Parts Co. 55,494
337 Hasbro, Inc. 20,146
722 Hilton Worldwide Holdings, Inc. 144,833
2,820 Home Depot, Inc. (The) 944,333
1,037 Las Vegas Sands Corp. 46,696
700 Lennar Corp., Class A 112,245
731 LKQ Corp. 31,455
1,630 Lowe’s Cos., Inc. 360,703
319 Lululemon Athletica, Inc.* 99,525
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
684 Marriott International, Inc.,
Class A $ 158,120
2,056 McDonald's Corp. 532,278
774 MGM Resorts International* 31,092
149 Mohawk Industries, Inc.* 18,168
3,418 NIKE, Inc., Class B 324,881
1,111 Norwegian Cruise Line Holdings
Ltd.* 18,443
8 NVR, Inc.* 61,446
167 O'Reilly Automotive, Inc.* 160,864
100 Pool Corp. 36,355
601 PulteGroup, Inc. 70,509
121 Ralph Lauren Corp. 22,613
946 Ross Stores, Inc. 132,213
664 Royal Caribbean Cruises Ltd.* 98,060
3,232 Starbucks Corp. 259,271
650 Tapestry, Inc. 28,269
7,825 Tesla, Inc.* 1,393,476
3,198 TJX Cos., Inc. (The) 329,714
300 Tractor Supply Co. 85,587
138 Ulta Beauty, Inc.* 54,522
290 Wynn Resorts Ltd. 27,515
796 Yum! Brands, Inc. 109,394
12,220,832
Consumer Staples – 6.1%
4,997 Altria Group, Inc. 231,111
1,502 Archer-Daniels-Midland Co. 93,785
425 Brown-Forman Corp., Class B 19,490
383 Bunge Global SA 41,207
563 Campbell Soup Co. 24,986
628 Church & Dwight Co., Inc. 67,202
347 Clorox Co. (The) 45,651
11,027 Coca-Cola Co. (The) 693,929
2,333 Colgate-Palmolive Co. 216,876
1,355 Conagra Brands, Inc. 40,487
462 Constellation Brands, Inc., Class
A 115,606
1,260 Costco Wholesale Corp. 1,020,461
616 Dollar General Corp. 84,337
573 Dollar Tree, Inc.* 67,585
655 Estee Lauder Cos., Inc. (The),
Class A 80,801
1,580 General Mills, Inc. 108,625
424 Hershey Co. (The) 83,880
815 Hormel Foods Corp. 25,249
287 J M Smucker Co. (The) 32,041
748 Kellanova 45,134
5,022 Kenvue, Inc. 96,925
2,971 Keurig Dr Pepper, Inc. 101,757
958 Kimberly-Clark Corp. 127,701
2,259 Kraft Heinz Co. (The) 79,901
1,838 Kroger Co. (The) 96,256
409 Lamb Weston Holdings, Inc. 36,111
704 McCormick & Co., Inc. 50,843
500 Molson Coors Beverage Co.,
Class B 27,405
3,819 Mondelez International, Inc.,
Class A 261,716
1,987 Monster Beverage Corp.* 103,165

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
3,895 PepsiCo, Inc. $ 673,446
4,399 Philip Morris International, Inc. 445,971
6,618 Procter & Gamble Co. (The) 1,088,926
1,389 Sysco Corp. 101,147
1,303 Target Corp. 203,476
818 Tyson Foods, Inc., Class A 46,831
2,143 Walgreens Boots Alliance, Inc. 34,759
12,069 Walmart, Inc. 793,657
7,508,436
Energy – 3.9%
955 APA Corp. 29,156
2,819 Baker Hughes Co. 94,380
4,905 Chevron Corp. 796,081
3,315 ConocoPhillips 386,131
2,057 Coterra Energy, Inc. 58,666
1,778 Devon Energy Corp. 87,264
509 Diamondback Energy, Inc. 101,423
1,616 EOG Resources, Inc. 201,273
1,219 EQT Corp. 50,089
12,812 Exxon Mobil Corp. 1,502,335
2,574 Halliburton Co. 94,466
777 Hess Corp. 119,736
5,480 Kinder Morgan, Inc. 106,805
1,659 Marathon Oil Corp. 48,045
1,045 Marathon Petroleum Corp. 184,557
1,851 Occidental Petroleum Corp. 115,688
1,658 ONEOK, Inc. 134,298
1,205 Phillips 66 171,243
4,068 Schlumberger NV 186,681
632 Targa Resources Corp. 74,721
971 Valero Energy Corp. 152,583
3,469 Williams Cos., Inc. (The) 143,998
4,839,619
Financials – 12.9%
1,507 Aflac, Inc. 135,434
745 Allstate Corp. (The) 124,802
1,628 American Express Co. 390,720
1,989 American International Group,
Inc. 156,773
331 Ameriprise Financial, Inc. 144,518
566 Aon PLC, Class A 159,408
1,038 Arch Capital Group Ltd.* 106,530
595 Arthur J Gallagher & Co. 150,731
127 Assurant, Inc. 22,031
19,511 Bank of America Corp. 780,245
2,638 Bank of New York Mellon Corp.
(The) 157,251
5,189 Berkshire Hathaway, Inc., Class
B* 2,150,322
439 BlackRock, Inc. 338,921
2,118 Blackstone, Inc. 255,219
634 Brown & Brown, Inc. 56,749
1,134 Capital One Financial Corp. 156,072
300 Cboe Global Markets, Inc. 51,897
4,346 Charles Schwab Corp. (The) 318,475
1,148 Chubb Ltd. 310,901
459 Cincinnati Financial Corp. 53,969
5,393 Citigroup, Inc. 336,038
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
1,321 Citizens Financial Group, Inc. $ 46,618
1,088 CME Group, Inc. 220,842
344 Comerica, Inc. 17,627
213 Corpay, Inc.* 57,014
721 Discover Financial Services 88,438
123 Everest Group Ltd. 48,084
138 FactSet Research Systems, Inc. 55,788
1,530 Fidelity National Information
Services, Inc. 116,096
1,876 Fifth Third Bancorp 70,200
1,715 Fiserv, Inc.* 256,838
1,418 Franklin Resources, Inc. 33,465
762 Global Payments, Inc. 77,610
221 Globe Life, Inc. 18,290
859 Hartford Financial Services
Group, Inc. (The) 88,864
4,029 Huntington Bancshares, Inc. 56,084
1,779 Intercontinental Exchange, Inc. 238,208
1,952 Invesco Ltd. 30,666
191 Jack Henry & Associates, Inc. 31,454
8,201 JPMorgan Chase & Co. 1,661,769
2,654 KeyCorp 38,138
516 Loews Corp. 39,629
467 M&T Bank Corp. 70,797
107 MarketAxess Holdings, Inc. 21,286
1,400 Marsh & McLennan Cos., Inc. 290,612
2,327 Mastercard, Inc., Class A 1,040,332
1,765 MetLife, Inc. 127,733
495 Moody's Corp. 196,510
3,719 Morgan Stanley 363,867
224 MSCI, Inc. 110,920
1,279 Nasdaq, Inc. 75,499
738 Northern Trust Corp. 62,169
3,045 PayPal Holdings, Inc.* 191,805
1,128 PNC Financial Services Group,
Inc. (The) 177,536
611 Principal Financial Group, Inc. 50,126
1,637 Progressive Corp. (The) 345,702
1,016 Prudential Financial, Inc. 122,276
660 Raymond James Financial, Inc. 81,015
2,568 Regions Financial Corp. 49,691
944 S&P Global, Inc. 403,569
1,091 State Street Corp. 82,469
1,153 Synchrony Financial 50,501
724 T. Rowe Price Group, Inc. 85,309
639 Travelers Cos., Inc. (The) 137,832
3,782 Truist Financial Corp. 142,770
4,401 US Bancorp 178,461
4,482 Visa, Inc., Class A 1,221,166
514 W R Berkley Corp. 41,649
10,225 Wells Fargo & Co. 612,682
282 Willis Towers Watson PLC 71,992
16,055,004
Health Care – 12.0%
4,905 Abbott Laboratories 501,242
5,014 AbbVie, Inc. 808,457
814 Agilent Technologies, Inc. 106,154
201 Align Technology, Inc.* 51,699
1,516 Amgen, Inc. 463,669

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,467 Baxter International, Inc. $ 50,010
815 Becton Dickinson & Co. 189,056
399 Biogen, Inc.* 89,751
57 Bio-Rad Laboratories, Inc., Class
A* 16,351
445 Bio-Techne Corp. 34,350
4,156 Boston Scientific Corp.* 314,069
5,750 Bristol-Myers Squibb Co. 236,268
634 Cardinal Health, Inc. 62,937
545 Catalent, Inc.* 29,316
461 Cencora, Inc. 104,449
1,492 Centene Corp.* 106,812
136 Charles River Laboratories
International, Inc.* 28,348
825 Cigna Group (The) 284,312
553 Cooper Cos., Inc. (The) 52,153
3,586 CVS Health Corp. 213,726
1,863 Danaher Corp. 478,418
166 DaVita, Inc.* 24,422
1,079 Dexcom, Inc.* 128,153
1,698 Edwards Lifesciences Corp.* 147,539
653 Elevance Health, Inc. 351,627
2,263 Eli Lilly & Co. 1,856,429
1,213 GE HealthCare Technologies,
Inc. 94,614
3,510 Gilead Sciences, Inc. 225,588
557 HCA Healthcare, Inc. 189,241
326 Henry Schein, Inc.* 22,605
676 Hologic, Inc.* 49,875
338 Humana, Inc. 121,045
235 IDEXX Laboratories, Inc.* 116,783
469 Illumina, Inc.* 48,907
530 Incyte Corp.* 30,629
199 Insulet Corp.* 35,261
1,004 Intuitive Surgical, Inc.* 403,728
526 IQVIA Holdings, Inc.* 115,241
6,787 Johnson & Johnson 995,449
240 Labcorp Holdings, Inc. 46,778
370 McKesson Corp. 210,748
3,799 Medtronic PLC 309,125
7,161 Merck & Co., Inc. 898,992
55 Mettler-Toledo International,
Inc.* 77,225
923 Moderna, Inc.* 131,574
164 Molina Healthcare, Inc.* 51,591
15,978 Pfizer, Inc. 457,929
301 Quest Diagnostics, Inc. 42,733
296 Regeneron Pharmaceuticals,
Inc.* 290,127
424 ResMed, Inc. 87,484
325 Revvity, Inc. 35,509
423 Solventum Corp.* 25,101
287 STERIS PLC 63,967
946 Stryker Corp. 322,671
121 Teleflex, Inc. 25,297
1,095 Thermo Fisher Scientific, Inc. 621,938
2,615 UnitedHealth Group, Inc. 1,295,393
187 Universal Health Services, Inc.,
Class B 35,493
733 Vertex Pharmaceuticals, Inc.* 333,764
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,400 Viatris, Inc. $ 36,040
168 Waters Corp.* 51,895
210 West Pharmaceutical Services,
Inc. 69,596
608 Zimmer Biomet Holdings, Inc. 70,011
1,303 Zoetis, Inc. 220,937
14,990,601
Industrials – 8.5%
1,581 3M Co. 158,321
321 A O Smith Corp. 26,848
269 Allegion PLC 32,770
1,883 American Airlines Group, Inc.* 21,654
632 AMETEK, Inc. 107,175
1,147 Automatic Data Processing, Inc. 280,923
207 Axon Enterprise, Inc.* 58,306
1,623 Boeing Co. (The)* 288,261
339 Broadridge Financial Solutions,
Inc. 68,061
344 Builders FirstSource, Inc.* 55,312
275 C.H. Robinson Worldwide, Inc. 23,752
2,384 Carrier Global Corp. 150,645
1,443 Caterpillar, Inc. 488,484
239 Cintas Corp. 162,035
2,422 Copart, Inc.* 128,511
5,652 CSX Corp. 190,755
378 Cummins, Inc. 106,494
390 Dayforce, Inc.* 19,289
738 Deere & Co. 276,573
1,847 Delta Air Lines, Inc. 94,234
378 Dover Corp. 69,484
1,137 Eaton Corp. PLC 378,450
1,625 Emerson Electric Co. 182,260
348 Equifax, Inc. 80,524
348 Expeditors International of
Washington, Inc. 42,073
1,599 Fastenal Co. 105,502
645 FedEx Corp. 163,804
963 Fortive Corp. 71,686
773 GE Vernova, Inc.* 135,971
181 Generac Holdings, Inc.* 26,645
629 General Dynamics Corp. 188,555
3,095 General Electric Co. 511,108
1,863 Honeywell International, Inc. 376,680
1,086 Howmet Aerospace, Inc. 91,930
138 Hubbell, Inc. 53,667
95 Huntington Ingalls Industries,
Inc. 24,044
207 IDEX Corp. 43,188
773 Illinois Tool Works, Inc. 187,646
1,129 Ingersoll Rand, Inc. 105,053
222 J.B. Hunt Transport Services, Inc. 35,687
339 Jacobs Solutions, Inc. 47,236
1,944 Johnson Controls International
PLC 139,793
531 L3Harris Technologies, Inc. 119,385
403 Leidos Holdings, Inc. 59,261
609 Lockheed Martin Corp. 286,437
623 Masco Corp. 43,560
133 Nordson Corp. 31,218

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
640 Norfolk Southern Corp. $ 143,872
388 Northrop Grumman Corp. 174,899
500 Old Dominion Freight Line, Inc. 87,625
1,162 Otis Worldwide Corp. 115,270
1,500 PACCAR, Inc. 161,250
359 Parker-Hannifin Corp. 190,816
858 Paychex, Inc. 103,097
114 Paycom Software, Inc. 16,566
458 Pentair PLC 37,272
399 Quanta Services, Inc. 110,100
580 Republic Services, Inc. 107,410
204 Robert Half, Inc. 13,103
316 Rockwell Automation, Inc. 81,379
679 Rollins, Inc. 31,024
3,762 RTX Corp. 405,581
154 Snap-on, Inc. 42,020
1,722 Southwest Airlines Co. 46,218
418 Stanley Black & Decker, Inc. 36,437
537 Textron, Inc. 47,047
645 Trane Technologies PLC 211,212
158 TransDigm Group, Inc. 212,230
5,837 Uber Technologies, Inc.* 376,837
1,747 Union Pacific Corp. 406,737
930 United Airlines Holdings, Inc.* 49,281
2,028 United Parcel Service, Inc.,
Class B 281,750
183 United Rentals, Inc. 122,502
608 Veralto Corp. 59,937
411 Verisk Analytics, Inc. 103,893
125 W.W. Grainger, Inc. 115,183
1,039 Waste Management, Inc. 218,948
505 Westinghouse Air Brake
Technologies Corp. 85,461
651 Xylem, Inc. 91,804
10,626,011
Information Technology – 30.7%
1,775 Accenture PLC, Class A 501,065
1,280 Adobe, Inc.* 569,293
4,567 Advanced Micro Devices, Inc.* 762,232
420 Akamai Technologies, Inc.* 38,741
1,698 Amphenol Corp., Class A 224,764
1,404 Analog Devices, Inc. 329,224
250 ANSYS, Inc.* 79,362
41,057 Apple, Inc. 7,893,208
2,353 Applied Materials, Inc. 506,083
722 Arista Networks, Inc.* 214,903
591 Autodesk, Inc.* 119,146
1,247 Broadcom, Inc. 1,656,702
767 Cadence Design Systems, Inc.* 219,600
374 CDW Corp. 83,634
11,533 Cisco Systems, Inc. 536,285
1,374 Cognizant Technology Solutions
Corp., Class A 90,890
2,162 Corning, Inc. 80,556
401 Enphase Energy, Inc.* 51,288
166 EPAM Systems, Inc.* 29,536
140 F5, Inc.* 23,656
65 Fair Isaac Corp.* 83,845
310 First Solar, Inc.* 84,246
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
1,761 Fortinet, Inc.* $ 104,463
205 Gartner, Inc.* 86,032
1,498 Gen Digital, Inc. 37,195
3,724 Hewlett Packard Enterprise Co. 65,729
2,384 HP, Inc. 87,016
11,972 Intel Corp. 369,336
2,608 International Business Machines
Corp. 435,145
796 Intuit, Inc. 458,846
361 Jabil, Inc. 42,923
833 Juniper Networks, Inc. 29,713
492 Keysight Technologies, Inc.* 68,132
371 KLA Corp. 281,786
361 Lam Research Corp. 336,611
1,508 Microchip Technology, Inc. 146,623
3,136 Micron Technology, Inc. 392,000
21,015 Microsoft Corp. 8,723,957
136 Monolithic Power Systems, Inc. 100,046
470 Motorola Solutions, Inc. 171,508
577 NetApp, Inc. 69,488
6,988 NVIDIA Corp. 7,661,154
736 NXP Semiconductors NV
(China) 200,266
1,191 ON Semiconductor Corp.* 86,991
4,538 Oracle Corp. 531,808
884 Palo Alto Networks, Inc.* 260,700
331 PTC, Inc.* 58,335
230 Qorvo, Inc.* 22,630
3,161 QUALCOMM, Inc. 645,002
294 Roper Technologies, Inc. 156,631
2,739 Salesforce, Inc. 642,131
554 Seagate Technology Holdings
PLC 51,655
567 ServiceNow, Inc.* 372,479
443 Skyworks Solutions, Inc. 41,048
132 Super Micro Computer, Inc.* 103,555
432 Synopsys, Inc.* 242,266
876 TE Connectivity Ltd. 131,137
128 Teledyne Technologies, Inc.* 50,810
438 Teradyne, Inc. 61,732
2,560 Texas Instruments, Inc. 499,226
731 Trimble, Inc.* 40,702
103 Tyler Technologies, Inc.* 49,477
261 VeriSign, Inc.* 45,498
928 Western Digital Corp.* 69,869
146 Zebra Technologies Corp., Class
A* 45,602
38,255,512
Materials – 2.3%
627 Air Products and Chemicals, Inc. 167,221
333 Albemarle Corp. 40,822
4,262 Amcor PLC 43,345
229 Avery Dennison Corp. 52,118
889 Ball Corp. 61,723
295 Celanese Corp. 44,852
564 CF Industries Holdings, Inc. 44,968
1,968 Corteva, Inc. 110,090
1,992 Dow, Inc. 114,799
1,210 DuPont de Nemours, Inc. 99,414

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
349 Eastman Chemical Co. $ 35,364
718 Ecolab, Inc. 166,720
325 FMC Corp. 19,809
4,057 Freeport-McMoRan, Inc. 213,926
731 International Flavors &
Fragrances, Inc. 70,308
950 International Paper Co. 42,835
1,370 Linde PLC 596,662
708 LyondellBasell Industries NV,
Class A 70,389
175 Martin Marietta Materials, Inc. 100,114
926 Mosaic Co. (The) 28,641
3,262 Newmont Corp. 136,808
705 Nucor Corp. 119,039
246 Packaging Corp. of America 45,139
650 PPG Industries, Inc. 85,416
667 Sherwin-Williams Co. (The) 202,635
419 Steel Dynamics, Inc. 56,091
364 Vulcan Materials Co. 93,100
723 Westrock Co. 38,782
2,901,130
Real Estate – 2.2%
469 Alexandria Real Estate Equities,
Inc. REIT 55,811
1,321 American Tower Corp. REIT 258,573
396 AvalonBay Communities, Inc.
REIT 76,301
396 Boston Properties, Inc. REIT 24,025
269 Camden Property Trust REIT 27,613
835 CBRE Group, Inc., Class A* 73,538
1,145 CoStar Group, Inc.* 89,505
1,232 Crown Castle, Inc. REIT 126,280
931 Digital Realty Trust, Inc. REIT 135,312
265 Equinix, Inc. REIT 202,190
951 Equity Residential REIT 61,844
188 Essex Property Trust, Inc. REIT 48,840
591 Extra Space Storage, Inc. REIT 85,559
214 Federal Realty Investment Trust
REIT 21,603
2,103 Healthpeak Properties, Inc. REIT 41,850
2,087 Host Hotels & Resorts, Inc.
REIT 37,441
1,582 Invitation Homes, Inc. REIT 55,038
827 Iron Mountain, Inc. REIT 66,731
2,014 Kimco Realty Corp. REIT 38,991
332 Mid-America Apartment
Communities, Inc. REIT 44,392
2,622 Prologis, Inc. REIT 289,705
446 Public Storage REIT 122,128
2,390 Realty Income Corp. REIT 126,813
401 Regency Centers Corp. REIT 24,621
309 SBA Communications Corp.
REIT 60,774
924 Simon Property Group, Inc.
REIT 139,810
847 UDR, Inc. REIT 32,711
1,148 Ventas, Inc. REIT 57,698
2,967 VICI Properties, Inc. REIT 85,183
1,539 Welltower, Inc. REIT 159,548
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
1,995 Weyerhaeuser Co. REIT $ 59,910
2,730,338
Utilities – 2.5%
2,002 AES Corp. (The) 43,223
717 Alliant Energy Corp. 36,918
728 Ameren Corp. 53,413
1,490 American Electric Power Co.,
Inc. 134,473
532 American Water Works Co., Inc. 69,570
376 Atmos Energy Corp. 43,586
1,807 CenterPoint Energy, Inc. 55,132
856 CMS Energy Corp. 53,868
971 Consolidated Edison, Inc. 91,808
917 Constellation Energy Corp. 199,218
2,380 Dominion Energy, Inc. 128,330
568 DTE Energy Co. 66,189
2,185 Duke Energy Corp. 226,300
1,070 Edison International 82,230
615 Entergy Corp. 69,181
651 Evergy, Inc. 35,584
971 Eversource Energy 57,512
2,864 Exelon Corp. 107,543
1,425 FirstEnergy Corp. 57,371
5,802 NextEra Energy, Inc. 464,276
1,123 NiSource, Inc. 32,634
651 NRG Energy, Inc. 52,731
6,170 PG&E Corp. 114,392
290 Pinnacle West Capital Corp. 22,869
2,036 PPL Corp. 59,716
1,397 Public Service Enterprise Group,
Inc. 105,837
1,779 Sempra 137,036
3,116 Southern Co. (The) 249,716
973 Vistra Corp. 96,405
862 WEC Energy Group, Inc. 69,848
1,551 Xcel Energy, Inc. 86,003
3,102,912
TOTAL COMMON STOCKS
(Cost $118,501,137)
124,852,277
a
Exchange-Traded Funds – 0.4%
668 iShares Core S&P 500 ETF 354,013
275 Vanguard S&P 500 ETF 133,271
TOTAL EXCHANGE-TRADED FUNDS
(Cost $468,742)
487,284

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
849,622 5.180% $ 849,622
(Cost $849,622)
TOTAL INVESTMENTS – 101.2%
(Cost $119,819,501)
$ 126,189,183
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.2)%
(1,507,017)
NET ASSETS – 100.0%
$ 124,682,166
  a
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
WRITTEN OPTIONS CONTRACTS
— At May 31, 2024, the Fund had the following written option contracts:
EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
SPDR S&P 500 ETF Trust $ 521.00 07/01/2024 781 $ (40,690) $ (792,515) $ (557,439) $ (235,076)
SPDR S&P 500 ETF Trust 530.00 06/24/2024 33 (1,749) (14,520) (18,109) 3,589
SPDR S&P 500 ETF Trust 529.00 06/14/2024 50 (2,645) (25,448) (39,938) 14,489
SPDR S&P 500 ETF Trust 520.00 06/10/2024 83 (4,316) (80,189) (61,897) (18,292)
SPDR S&P 500 ETF Trust 515.00 06/10/2024 44 (2,266) (62,979) (39,061) (23,918)
Total written option contracts 991 $ (51,666) $ (975,651) $ (716,444) $ (259,208)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange traded derivatives typically fall within Level 1 of the fair value hierarchy.
i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money
Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
Nasdaq-100 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,028,229 $ — $ —
Europe 985,601 — —
North America 82,715,790 — —
South America 531,479 — —
Exchange-Traded Fund 746,454 — —
Investment Company 209,188 — —
Total
$ 86,216,741 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ (877,849) $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
€ 1.00 € 1.00 € 1.00
S&P 500 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 200,266 $ — $ —
North America 124,652,011 — —
Exchange-Traded Funds 487,284 — —
Investment Company 849,622 — —
Total
$ 126,189,183 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ (975,651) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s
NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)